Borrowings (Details Narrative)																							1 Months Ended					3 Months Ended		9 Months Ended			12 Months Ended
	Apr. 02, 2024 USD ($)	Apr. 02, 2024 CNY (¥)	Mar. 29, 2024 USD ($)	Mar. 29, 2024 CNY (¥)	Mar. 28, 2024 USD ($)	Mar. 27, 2024 USD ($)	Mar. 25, 2024 USD ($)	Mar. 25, 2024 CNY (¥)	Jan. 16, 2024 USD ($)	Oct. 30, 2023 USD ($)	Oct. 20, 2023 USD ($)	Sep. 14, 2023 USD ($)	Mar. 11, 2023	Nov. 18, 2022 USD ($)	Aug. 05, 2022 USD ($)	Aug. 05, 2022 CNY (¥)	Nov. 30, 2021 CNY (¥)	Nov. 30, 2021 USD ($)	Nov. 10, 2021	Sep. 01, 2021 USD ($)	Apr. 30, 2021 USD ($)	Nov. 30, 2020 USD ($)	Apr. 30, 2024 USD ($)	Apr. 30, 2024 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Apr. 30, 2022 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2024 CNY (¥)	Apr. 02, 2024 CNY (¥)	Mar. 28, 2024 CNY (¥)	Mar. 27, 2024 CNY (¥)	Jan. 16, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 25, 2023 USD ($)	Dec. 25, 2023 CNY (¥)	Oct. 30, 2023 CNY (¥)	Oct. 20, 2023 CNY (¥)	Sep. 21, 2023 USD ($)	Sep. 21, 2023 CNY (¥)	Sep. 14, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Nov. 18, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Nov. 30, 2021 CNY (¥)	Sep. 01, 2021 CNY (¥)	Apr. 30, 2021 CNY (¥)	Nov. 30, 2020 CNY (¥)
Short-Term Debt [Line Items]
Repayment of loan																														$ 4,645,697		$ 3,626,600	$ 6,028,058	$ 2,380,856
Outstanding balance payoff remaining															$ 2,395,142	¥ 17,000,000
Land use right value																												$ 2,163,277		2,163,277			2,138,833	2,201,040
Term Loan [Member] | Unrelated Individual [Member]
Short-Term Debt [Line Items]
Borrowings, face amount						$ 1,878,235			$ 27,826	$ 353,287	$ 365,245	$ 2,054,513								$ 154,832	$ 774,401																	¥ 13,500,000	¥ 200,000				¥ 2,500,000	¥ 2,600,000			¥ 15,000,000					¥ 1,000,000	¥ 5,000,000
Borrowings, interest rate						1.20%			3.00%	3.00%	3.00%	2.50%								13.00%	1.00%
Borrowings, maturity date												Nov. 30, 2023							Dec. 31, 2023	Aug. 31, 2022	Jun. 15, 2021
Interest rate term																					Pursuant to the loan agreement, the interest rate will increase to 2% monthly if RLSP is in default of loan terms and the lender may further obtain 5% of RLSP’s ownership.
Borrowings, face amount																												71,249		71,249			281,777		¥ 500,000					¥ 2,000,000
Repayment of loan			$ 1,252,156	¥ 9,000,000																			$ 519,801	¥ 3,750,000	$ 1,780,578	¥ 13,000,000
Repayment of loan | ¥																										¥ 15,000,000
Repayment of debt																														207,920	¥ 1,500,000
Outstanding balance payoff remaining	$ 623,761	¥ 4,500,000
Outstanding balance loan amounted
Term Loan [Member] | Officer [Member]
Short-Term Debt [Line Items]
Borrowings, face amount																				$ 247,732													152,359																			¥ 1,600,000
Borrowings, interest rate																				8.00%
Borrowings, maturity date													Dec. 31, 2023							Aug. 31, 2022
Repayment of loan																																	28,263	69,256
April Thirty Two Thousand Twenty One Term Loan [Member] | Unrelated Individual [Member]
Short-Term Debt [Line Items]
Borrowings, face amount																												270,748		270,748			267,689		1,900,000					1,900,000
September One Two Thousand Twenty One Term Loan [Member] | Unrelated Individual [Member]
Short-Term Debt [Line Items]
Borrowings, face amount																												37,762		37,762			67,627		265,000					480,000
September One Two Thousand Twenty One Term Loan [Member] | Officer [Member]
Short-Term Debt [Line Items]
Borrowings, face amount																												185,982		185,982			183,881		1,300,000					1,300,000
Mortgages [Member] | Zhejiang Yongyin Financial leasing Co., Ltd [Member]
Short-Term Debt [Line Items]
Borrowings, face amount																		$ 314,857																																	¥ 2,000,000
Borrowings, maturity date																	Nov. 19, 2023	Nov. 19, 2023
Borrowings, face amount																												82,423		82,423			288,348	135,357
Debt term																		2 years
Mortgages [Member] | Zhejiang Yongyin Financial leasing Co., Ltd [Member] | Asset Pledged as Collateral [Member]
Short-Term Debt [Line Items]
Borrowings, face amount | ¥																																																			2,300,000
Personal Loan [Member]
Short-Term Debt [Line Items]
Borrowings, face amount																																		10,149
Personal loan																																																		$ 20,901
Personl loans for employees																											$ 10,451
Bank Loan [Member]
Short-Term Debt [Line Items]
Interest expense																																	237,581	187,528
Bank Loan [Member] | Fenghua Chunhu Branch [Member]
Short-Term Debt [Line Items]
Borrowings, face amount														$ 1,884,823				$ 2,017,005				$ 2,298,851																			$ 1,837,092	¥ 13,000,000			$ 1,837,092	¥ 13,000,000			¥ 13,000,000		¥ 13,000,000			¥ 15,000,000
Borrowings, interest rate														4.50%								4.70%
Borrowings, maturity date														Sep. 22, 2023
Borrowings, face amount																																	1,831,553	1,884,823
Repayment of loan | ¥																	¥ 2,000,000
Debt term																	1 year
Bank Loan [Member] | Fenghua Chunhu Branch [Member] | Asset Pledged as Collateral [Member]
Short-Term Debt [Line Items]
Borrowings, face amount														$ 3,440,000																																			¥ 23,690,000
Land use right value																						$ 5,440,000																																¥ 35,200,000
Bank Loan [Member] | Ningbo National Gaoxin Branch [Member]
Short-Term Debt [Line Items]
Borrowings, interest rate	3.55%	3.55%			3.55%
Outstanding balance loan amounted																														4,274,966	¥ 30,000,000
Bank loan	$ 2,772,272				$ 1,391,285																															¥ 20,000,000	¥ 10,000,000
Bank Loan [Member] | Minor Bank Service [Member]
Short-Term Debt [Line Items]
Interest expense																												74,712	$ 56,762	288,385		$ 161,216
October Two Thousand Twenty Three Term Loan [Member] | Unrelated Individual [Member]
Short-Term Debt [Line Items]
Borrowings, face amount																												$ 220,873		$ 220,873			718,532		¥ 1,550,000					5,100,000
L O C [Member] | Industrial And Commercial [Member]
Short-Term Debt [Line Items]
Debt term							2 years	2 years
Line of credit							$ 7,750,000	¥ 56,000,000
April 30, 2021 Term Loan [Member] | Unrelated Individual [Member]
Short-Term Debt [Line Items]
Borrowings, face amount																																	267,689	275,474						1,900,000								¥ 1,900,000
September 1, 2021 Term Loan [Member] | Unrelated Individual [Member]
Short-Term Debt [Line Items]
Borrowings, face amount																																	67,627	98,591						480,000								680,000
September 1, 2021 Term Loan [Member] | Officer [Member]
Short-Term Debt [Line Items]
Borrowings, face amount																																	183,881	$ 61,909						1,300,000								¥ 430,000
October 2023 Term Loan [Member] | Unrelated Individual [Member]
Short-Term Debt [Line Items]
Borrowings, face amount																																	$ 718,532							¥ 5,100,000